Variable Interest Entities (Details) - Schedule of Summarizes Assets and Liabilities - Variable Interest Entities [Member] - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Assets
Cash and Cash equivalents	$ 26,159	$ 50,498	$ 122,489
Accounts receivable	9,351	100,691	7,500
Other current assets		18,428	9,793
Property and equipment, net		147,579	22,664
Intangible assets, net	4,125	11,900	20,837
Long term Investments	4,204	4,347	239,784
Receivable from government authorities -non current	14,939	51,838	13,369
Liabilities
Accounts payable	387,805	417,884	450,746
Contract Liabilities	8,267	11,912	3,399
Other current liabilities	201,366	370,831	168,151
Pension and other employee obligations	$ 3,353		$ 6,540